Properties, furniture, equipment and lease-hold improvements - Net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Reconciliation Between Values of Properties, Furniture, Equipment and Lease-hold Improvements

The reconciliation between values of properties, furniture, equipment and lease-hold improvements at beginning and end of period is as shown below:

		Buildings		Land		Transportation equipment cars		Transportation equipment trucks		Furniture and equipment		Store equipment		Store shelving equipment		Lease-hold improvements		Computer equipment		Storage equipment		Molds		Total
December 31, 2023
Initial balance	Ps.	259	Ps.	871	Ps.	20,442	Ps.	313,219	Ps.	44,235	Ps.	567,115	Ps.	453,608	Ps.	1,633,311	Ps.	97,123	Ps.	34,021	Ps.	—	Ps.	3,164,204
Acquisitions		—		—		6,321		172,364		29,110		435,466		149,192		1,097,423		80,218		6,609		—		1,976,703
Advance payments		—		—		—		—		—		—		—		—		—		—		—		—
Disposals		—		—		(123)		(3,402)		—		(7)		(42)		—		—		(202)		—		(3,776)
Impairment		—		—		—		—		(8,734)		(4,574)		—		(26,069)		(3,045)		—		—		(42,422)
Depreciation		(74)		—		(11,497)		(50,952)		(7,480)		(93,469)		(30,427)		(236,090)		(53,630)		(4,790)		—		(488,409)
Final balance	Ps.	185	Ps.	871	Ps.	15,143	Ps.	431,229	Ps.	57,131	Ps.	904,531	Ps.	572,331	Ps.	2,468,575	Ps.	120,666	Ps.	35,638	Ps.	—	Ps.	4,606,300

December 31, 2023
Cost		1,481		871		98,761		599,230		103,320		1,257,024		706,895		3,202,654		350,920		56,181		3,580		6,380,917
Impairment		—		—		—		—		(8,734)		(4,574)		—		(26,069)		(3,045)		—		—		(42,422)
Accumulated depreciation		(1,296)		—		(83,618)		(168,001)		(37,455)		(347,919)		(134,564)		(708,010)		(227,209)		(20,543)		(3,580)		(1,732,195)
Final balance	Ps.	185	Ps.	871	Ps.	15,143	Ps.	431,229	Ps.	57,131	Ps.	904,531	Ps.	572,331	Ps.	2,468,575	Ps.	120,666	Ps.	35,638	Ps.	—	Ps.	4,606,300

December 31, 2022
Initial balance	Ps.	333	Ps.	871	Ps.	33,174	Ps.	190,328	Ps.	28,061	Ps.	343,656	Ps.	280,758	Ps.	937,689	Ps.	65,417	Ps.	20,291	Ps.	7	Ps.	1,900,585
Acquisitions		—		—		954		156,449		21,319		283,728		194,928		817,901		71,290		17,439		—		1,564,008
Advance payments		—		—		—		—		—		—		—		—		—		—		—		—
Disposals		—		—		—		(1,618)		—		(23)		(973)		—		—		(32)		—		(2,646)
Depreciation		(74)		—		(13,686)		(31,940)		(5,145)		(60,246)		(21,105)		(122,279)		(39,584)		(3,677)		(7)		(297,743)
Final balance	Ps.	259	Ps.	871	Ps.	20,442	Ps.	.313,219	Ps.	44,235	Ps.	567,115	Ps.	453,608	Ps.	1,633,311	Ps.	97,123	Ps.	34,021	Ps.	—	Ps.	3,164,204

December 31, 2022
Cost		1,481		871		96,279		432,190		74,210		824,757		557,802		2,107,621		270,702		50,344		3,580		4,419,837
Accumulated depreciation		(1,222)		—		(75,837)		(118,971)		(29,975)		(257,642)		(104,194)		(474,310)		(173,579)		(16,323)		(3,580)		(1,255,633)
Final balance	Ps.	259	Ps.	871	Ps.	20,442	Ps.	313,219	Ps.	.44,235	Ps.	567,115	Ps.	453,608	Ps.	1,633,311	Ps.	97,123	Ps.	34,021	Ps.	—	Ps.	3,164,204